INCOME TAXES - Schedule of Tax (Credit)/Charge Recognized in the Consolidate Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income:
Current tax recorded in currency translation reserve	$ (2)	$ (3)	$ (1)
Equity
Current taxation on share-based plans	(5)	(2)	0
Deferred taxation on share-based plans	$ 19	$ (9)	$ 13